Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	78 Months Ended	80 Months Ended		120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2024
Third Avenue Value Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class (TVFVX)
Average Annual Return, Percent		17.19%	14.76%				6.94%
Third Avenue Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class (TAVFX)
Average Annual Return, Percent		17.48%	15.06%				7.22%
Third Avenue Value Fund - Z Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Z Class (TAVZX)
Average Annual Return, Percent		17.59%	15.17%		8.23%	[1]
Third Avenue Small-Cap Value Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class (TVSVX)
Average Annual Return, Percent		23.19%	9.74%				7.81%
Third Avenue Small-Cap Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class (TASCX)
Average Annual Return, Percent		23.44%	10.00%				8.08%
Third Avenue Small-Cap Value Fund - Z Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Z Class (TASZX)
Average Annual Return, Percent		23.56%	10.13%		8.35%	[1]
Third Avenue Real Estate Value Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class (TVRVX)
Average Annual Return, Percent		40.23%	4.08%				3.64%
Third Avenue Real Estate Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class (TAREX)
Average Annual Return, Percent		40.56%	4.34%				3.90%
Third Avenue Real Estate Value Fund - Z Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Z Class (TARZX)
Average Annual Return, Percent		40.67%	4.43%		2.85%	[1]
Third Avenue International Real Estate Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class (REIFX)
Average Annual Return, Percent		19.76%	4.23%				5.35%
Third Avenue International Real Estate Value Fund - Z Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Z Class (REIZX)
Average Annual Return, Percent		19.70%	4.22%	4.05% [2]
MSCI USA All Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA All Cap Index
Average Annual Return, Percent	[3]	37.98%	14.77%		13.19%		12.54%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent	[4]	34.29%	12.57%		10.88%		10.36%
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Average Annual Return, Percent	[5]	24.49%	7.10%	5.59%			5.84%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		31.77%	8.42%		6.99%		7.33%
MSCI USA Small Cap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Small Cap Value Index
Average Annual Return, Percent		33.44%	9.70%		7.92%		8.06%
FTSE EPRA/NAREIT Developed Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index
Average Annual Return, Percent		29.84%	0.81%		4.19%		3.83%
MSCI ACWI IMI Core Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI Core Real Estate Index
Average Annual Return, Percent		30.37%	0.74%		3.66%		3.96%
FTSE EPRA Nareit Global ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Nareit Global ex US Index
Average Annual Return, Percent		19.46%	(4.07%)	(1.91%)			0.85%
MSCI ACWI ex USA IMI Core Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA IMI Core Real Estate Index
Average Annual Return, Percent		21.98%	(3.28%)	(1.48%)			1.35%

[1]	Z Class commenced investment operations on March 1, 2018.
[2]	Z Class commenced investment operations on April 20, 2018.
[3]	The Fund has designated the MSCI USA All Cap Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
[4]	The Fund has designated the MSCI World Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
[5]	The Fund has designated the MSCI World ex USA Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.